Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net (loss) income	$ (1,975,420)	$ 390,081
Equity in earnings of subsidiaries	36,684	(390,281)
Net Cash Used in Operating Activities	(1,938,736)	(200)
Cash Flows from Investing Activity:
Loans to third party	(4,533,525)
Net Cash Used in Operating Activity	(4,533,525)
Cash Flows from Financing Activity:
Issuance of ordinary shares, net of offering costs	7,060,133
Net Cash Provided by Financing Activity	7,060,133
Effect of exchange rate changes	(322,600)	256
Changes in Cash	265,272	56
Cash and cash equivalents at beginning of the period	1,339	83
Cash and cash equivalents at end of the period	$ 266,611	$ 139